Consolidated balance sheets (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (NIS per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized (in shares)	500,000,000	500,000,000
Ordinary shares, issued (in shares)	82,620,679	78,653,046
Ordinary shares, outstanding (in shares)	82,618,511	78,650,878
Treasury stock, common, shares (in shares)	2,168	2,168